MARKETABLE SECURITIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Marketable Securities [Line Items]
Amortized cost	$ 85,510
Gross unrealized losses	(94)
Gross unrealized gains	105
Fair Value	85,521
U.S. Treasuries
Marketable Securities [Line Items]
Amortized cost	68,084
Gross unrealized losses	(64)
Gross unrealized gains	86
Fair Value	68,106
U.S. Government Agencies
Marketable Securities [Line Items]
Amortized cost	17,426
Gross unrealized losses	(30)
Gross unrealized gains	19
Fair Value	$ 17,415